Fair value estimates (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial risk management
Financial assets, at fair value	$ 846,153	$ 1,287,433
Financial liabilities, at fair value	1,599,367	1,420,044
Level 1
Financial risk management
Financial assets, at fair value	726,744	1,072,105
Financial liabilities, at fair value	1,199,694	1,014,974
Level 2
Financial risk management
Financial assets, at fair value	119,409	215,328
Financial liabilities, at fair value	399,673	405,070
Fair value | Derivative financial instruments
Financial risk management
Financial liabilities, at fair value	21,818	14,222
Fair value | Level 2 | Derivative financial instruments
Financial risk management
Financial liabilities, at fair value	21,818	14,222
Fair value disclosed | Loans and financing
Financial risk management
Financial liabilities, at fair value	1,577,549	1,405,822
Fair value disclosed | Level 1 | Loans and financing
Financial risk management
Financial liabilities, at fair value	1,199,694	1,014,974
Fair value disclosed | Level 2 | Loans and financing
Financial risk management
Financial liabilities, at fair value	377,855	390,848
Cash and cash equivalents | Fair value
Financial risk management
Financial assets, at fair value	698,618	1,032,938
Cash and cash equivalents | Fair value | Level 1
Financial risk management
Financial assets, at fair value	698,618	1,032,938
Financial investments | Fair value
Financial risk management
Financial assets, at fair value	58,775	92,232
Financial investments | Fair value | Level 1
Financial risk management
Financial assets, at fair value	28,126	39,167
Financial investments | Fair value | Level 2
Financial risk management
Financial assets, at fair value	30,649	53,065
Derivative financial instruments | Fair value
Financial risk management
Financial assets, at fair value	19,524	11,205
Derivative financial instruments | Fair value | Level 2
Financial risk management
Financial assets, at fair value	19,524	11,205
Trade accounts receivable | Fair value
Financial risk management
Financial assets, at fair value	69,236	151,058
Trade accounts receivable | Fair value | Level 2
Financial risk management
Financial assets, at fair value	$ 69,236	$ 151,058